Business Combination - Additional Information (Detail)	Aug. 09, 2023 USD ($) $ / shares
Maximum [Member] | Cash Earnout [Member]
Business Acquisition [Line Items]
Contingent liabilities (see Note 9)	$ 9,000,000
Maximum [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Contingent liabilities (see Note 9)	66,000,000
AxoBio [Member]
Business Acquisition [Line Items]
Deferred cash consideration	8,000,000
Transaction costs related to acquisition	1,300,000
Business combination adjusted inventory	8,200,000
Business combination adjusted loan payable	$ 502,000
AxoBio [Member] | Trade Name [Member]
Business Acquisition [Line Items]
Expected useful life	7 years
AxoBio [Member] | Intellectual Property [Member]
Business Acquisition [Line Items]
Expected useful life	7 years
AxoBio [Member] | Maximum [Member] | Cash Earnout [Member]
Business Acquisition [Line Items]
Contingent liabilities (see Note 9)	$ 9,000,000
AxoBio [Member] | Maximum [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Contingent liabilities (see Note 9)	$ 66,000,000
Series A Preferred Stock [Member] | AxoBio [Member]
Business Acquisition [Line Items]
Estimated fair value per share | $ / shares	$ 2,447